Disclosure of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	$ 48
Intangible assets, closing amount	41	$ 48
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	48	46
Additions	11	18
Amortization	(18)	(16)
Intangible assets, closing amount	41	48
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	130	112
Intangible assets, closing amount	141	130
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, opening amount	(82)	(66)
Intangible assets, closing amount	$ (100)	$ (82)